UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stevenson Capital Management
           ------------------------------------------
Address:   19925 Stevens Creek Blvd.
           Cupertino, CA 95014
           ------------------------------------------

Form 13F File Number: 28-03429
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Dana L. Crosby
        -------------------------
Title:  Associate
        -------------------------
Phone:  408-973-7849
        -------------------------

Signature, Place, and Date of Signing:

/s/ Dana L. Crosby                   Cupertino, CA                    1/24/2003
------------------                   -------------                    ---------
   [Signature]                       [City, State]                      [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name
28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          202
                                         -----------
Form 13F Information Table Value Total:  $   126,876
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
3Com Corp                      Com              885535104       23    5000          Sole             Sole      0    0
AMB Property Corp.             Com              00163T109       14     500          Sole             Sole      0    0
AOL Time Warner                Com              00184a10      1325  101145          Sole             Sole      0    0
AT&T Corp.                     Com              001957109       55    2101          Sole             Sole      0    0
AT&T Wireless Group            Com              00209a106      567  100300          Sole             Sole      0    0
Abbott Labs                    Com              002824100      952   23800          Sole             Sole      0    0
Adobe Systems                  Com              00724F101       99    4000          Sole             Sole      0    0
Agilent Technologies, Inc      Com              00846u101     3031  168750          Sole             Sole      0    0
All American Semiconductor     Com              016557100        1     600          Sole             Sole      0    0
Alliant Energy Corp            Com              018802108       25    1500          Sole             Sole      0    0
Allstate Corp.                 Com              020002101     1502   40600          Sole             Sole      0    0
Alltel Corp. Del               Com              020039103       27     536          Sole             Sole      0    0
Altera Corp                    Com              021441100      703   57000          Sole             Sole      0    0
America Service Group          Com              0236L109        44    1605          Sole             Sole      0    0
American International Group   Com              026874107     2412   41700          Sole             Sole      0    0
Amgen                          Com              31162100        68    1400          Sole             Sole      0    0
Apple Computer Inc.            Com              037833100     1155   80600          Sole             Sole      0    0
Applied Materials              Com              038222105     2226  170800          Sole             Sole      0    0
Asa LTD                        Com              002050102       12     300          Sole             Sole      0    0
Ascential Software             Com              04362p108       24   10000          Sole             Sole      0    0
Asia Tigers Fund Inc.          Com              04516T105       17    2571          Sole             Sole      0    0
BP p.l.c                       Com              055622104      147    3620          Sole             Sole      0    0
BRE Properties                 Com              05564E106      690   22100          Sole             Sole      0    0
Ballard Power Systems          Com              05858H104        1     100          Sole             Sole      0    0
Bank New York                  Com              64057102         7     309          Sole             Sole      0    0
Bank of America Corp           Com              066050105      712   10238          Sole             Sole      0    0
Bell South Corp.               Com              079860102       91    3500          Sole             Sole      0    0
Berkshire Hathaway Class B     Com              084670207      121      50          Sole             Sole      0    0
Berkshire Hthwy Class A        Com              084670108      218      30          Sole             Sole      0    0
Boeing Co.                     Com              097023105       56    1700          Sole             Sole      0    0
Bristol Myers                  Com              09247U107     2317  100100          Sole             Sole      0    0
CIGNA Corp.                    Com              125509109      107    2600          Sole             Sole      0    0
CIT Group                      Com              125581108      349   17800          Sole             Sole      0    0
CMGI Inc                       Com              125750109        1    1000          Sole             Sole      0    0
CNA Surety Corporation         Com              12612l108      184   23500          Sole             Sole      0    0
CT Holdings Inc.               Com              12643y103        0   15000          Sole             Sole      0    0
Calpine Corporation            Com              13134706         3    1000          Sole             Sole      0    0
Caterpillar Inc.               Com              149123101      507   11100          Sole             Sole      0    0
Cendant Corp.                  Com              151313103     1227  117115          Sole             Sole      0    0
Charles Schwab & Co.           Com              808513105       54    5000          Sole             Sole      0    0
Chesapeake Energy Corporation  Com              165167107        8    1000          Sole             Sole      0    0
ChevronTexaco                  Com              16674100       548    8249          Sole             Sole      0    0
Chico's FAS, Inc.              Com              168615102       19    1000          Sole             Sole      0    0
Cirrus Logic Inc.              Com              172755100     1087  211500          Sole             Sole      0    0
Cisco Systems Inc.             Com              17275R102     1259   96100          Sole             Sole      0    0
Citigroup Inc.                 Com              173034109     1964   55825          Sole             Sole      0    0
Clorox Co.                     Com              189054109      479   11600          Sole             Sole      0    0
Collectors Universe            Com              19421r101       14    4000          Sole             Sole      0    0
Comcast Cl A Vtg               Com              20030n101       80    3393          Sole             Sole      0    0
Comcast Corporation            Com              20030n200       75    3300          Sole             Sole      0    0
Compuware Corp                 Com              205638109       91   19000          Sole             Sole      0    0
ConocoPhillips                 Com              20825L104      201    4155          Sole             Sole      0    0
Consolidated Edison            Com              209115104      574   13400          Sole             Sole      0    0
Consolidated-Tomoka Land Co    Com              210226106      318   16500          Sole             Sole      0    0
Corning Inc.                   Com              219350105       26    8000          Sole             Sole      0    0
Darden Restaurants Inc.        Com              237194105      153    7500          Sole             Sole      0    0
Dell Computer Corp.            Com              247025109      816   30500          Sole             Sole      0    0
Deltic Timber Corp.            Com              247850100       40    1500          Sole             Sole      0    0
Dominion Resources             Com              257470104       55    1000          Sole             Sole      0    0
Dot Hill Systems Corp          Com              25848t109       12    4000          Sole             Sole      0    0
Duke Energy                    Com              264399106     2222  113700          Sole             Sole      0    0
E M C Corp Mass Com            Com              268648102      473   77100          Sole             Sole      0    0
Eastman Kodak                  Com              277461109       70    2000          Sole             Sole      0    0
El Paso Corp                   Com              28336l109        1     200          Sole             Sole      0    0
Elan Plc Adr                   Com              284131208        5    2100          Sole             Sole      0    0
Electronic Data Systems Corp.  Com              285661104     2437  132250          Sole             Sole      0    0
Emerson Elec                   Com              291011104      102    2000          Sole             Sole      0    0
Ennis Business Forms Inc.      Com              293389102       58    5000          Sole             Sole      0    0
Equity Office Properties Tr    Com              294741103      300   12000          Sole             Sole      0    0
European Warrant Fund Inc.     Com              298792102       75   35000          Sole             Sole      0    0
Exxon Mobil Corp               Com              30231g102     3017   86349          Sole             Sole      0    0
Fannie Mae                     Com              313586109     1805   28054          Sole             Sole      0    0
Farmers & Merchants Com        Com              308243104       64     228          Sole             Sole      0    0
Farmers & Merchants Bank Of    Com              308035104      650     203          Sole             Sole      0    0
Long Beach
First National Bank Of Alaska  Com              322387101      138     100          Sole             Sole      0    0
Florida East Coast Ind Cl B    Com              340632207        6     277          Sole             Sole      0    0
Florsheim Group                Com              343302105        0   10000          Sole             Sole      0    0
Freddie Mac Voting Shs         Com              313400301      207    3500          Sole             Sole      0    0
General Dynamics Corp.         Com              369550108      238    3000          Sole             Sole      0    0
General Electric Co.           Com              369604103     3075  126300          Sole             Sole      0    0
General Mills Inc.             Com              370334104      141    3000          Sole             Sole      0    0
General Motors Corp.           Com              370442105      479   13000          Sole             Sole      0    0
Gillette                       Com              375766102       94    3100          Sole             Sole      0    0
GlaxoSmithKline PLC            Com              37733W105       56    1500          Sole             Sole      0    0
Golden West Financial          Com              381317106       72    1000          Sole             Sole      0    0
Goldman Sachs                  Com              38141g104       68    1000          Sole             Sole      0    0
Great Lakes Reit               Com              390752103       83    5000          Sole             Sole      0    0
Groupo Trobosa Adr.            Com              40049F204        0    2000          Sole             Sole      0    0
H&R Block                      Com              093671105      101    2500          Sole             Sole      0    0
Halliburton Co.                Com              406216101       52    2800          Sole             Sole      0    0
Health Net, Inc                Com              42222g108       21     780          Sole             Sole      0    0
Healthcare Realty Trust        Com              421946104     2355   80500          Sole             Sole      0    0
Hewlett Packard Co.            Com              428236103     1002   57720          Sole             Sole      0    0
Home Depot Inc.                Com              437076102      819   34200          Sole             Sole      0    0
Honeywell Inc.                 Com              438516106      168    7000          Sole             Sole      0    0
Horizon Health Corporation     Com              44041y104       18    1000          Sole             Sole      0    0
Hydrogenics Corp               Com              44882100         1     300          Sole             Sole      0    0
INSCI Corp                     Com              45765T106        0    5000          Sole             Sole      0    0
Innkeepers USA Trust-SBI       Com              4576J0104      798  104200          Sole             Sole      0    0
Int'l House Of Pancakes        Com              449623107       96    4000          Sole             Sole      0    0
Intel Corp.                    Com              458140100     3176  204000          Sole             Sole      0    0
Interleukin Genetics Inc       Com              458738101        6   12000          Sole             Sole      0    0
International Business         Com              459200101     3364   43400          Sole             Sole      0    0
Machines
Ishares DJ US Fin Srvs IDX     Com              464287770        7     100          Sole             Sole      0    0
Ishares Inc S&P Eur 350 INDX   Com              464287861     1719   36200          Sole             Sole      0    0
Ishares Russell 2000 Index     Com              464287655      341    4500          Sole             Sole      0    0
Fund
Ishares Russell Midcap Index   Com              464287499      214    4400          Sole             Sole      0    0
Fund
Ishares S&P Midcap 400 Index   Com              464287507      138    1600          Sole             Sole      0    0
Fund
J.P. Morgan Chase & Co.        Com              616880100      656   27350          Sole             Sole      0    0
JDS Uniphase                   Com              46612j101      206   83500          Sole             Sole      0    0
JetBlue Airways                Com              477143101       41    1500          Sole             Sole      0    0
John Hancock Bank & Thrift     Com              409735107     2610  346160          Sole             Sole      0    0
Opportunity
Johnson & Johnson              Com              478160104     2243   41760          Sole             Sole      0    0
Kimberly Clark                 Com              494368103       95    2000          Sole             Sole      0    0
Latin America Equity Fund Inc. Com              51827T100      528   54586          Sole             Sole      0    0
Lee Enterprises Inc.           Com              523768109       17     500          Sole             Sole      0    0
Lehman Bros. Holding           Com              524908100     1092   20500          Sole             Sole      0    0
Liberty Media Corp Ser A       Com              530718105     1596  178500          Sole             Sole      0    0
Lilly Eli & Co.                Com              532457108       25     400          Sole             Sole      0    0
Lockheed Martin Corp.          Com              539830109      156    2700          Sole             Sole      0    0
Lucent Technologies Inc        Com              549463107       32   25000          Sole             Sole      0    0
MBIA Inc.                      Com              555903103       44    1000          Sole             Sole      0    0
MBNA Corp.                     Com              55262L400      168    8856          Sole             Sole      0    0
MGIC Investment                Com              552848103      467   11300          Sole             Sole      0    0
MacroChem Corp                 Com              555903103        1    2500          Sole             Sole      0    0
Marsh & Mclennan               Com              568459101      394    8520          Sole             Sole      0    0
McDonalds Corp.                Com              580135101      492   30600          Sole             Sole      0    0
MedImmune Syst Corp            Com              584699102        5     200          Sole             Sole      0    0
Merck & Co.                    Com              589331107      831   14673          Sole             Sole      0    0
Merrill Lynch & Co.            Com              590188108     1192   31400          Sole             Sole      0    0
Metropolitan Life Insurance    Com              59156r108      800   29600          Sole             Sole      0    0
Company
Microsoft Corp.                Com              594918104     1998   38650          Sole             Sole      0    0
Monet Entertainment Group LTD  Com              609278106        0       6          Sole             Sole      0    0
NASDAQ 100 Trust SR I          Com              631100104      534   21900          Sole             Sole      0    0
New Plan Excel Realty Trust    Com              648053106     2548  133450          Sole             Sole      0    0
Inc
Nokia Corp                     Com              654902204      696   44900          Sole             Sole      0    0
Nordstrom, Inc.                Com              65473e105       38    2000          Sole             Sole      0    0
Nortel Networks Corporation    Com              656569100       99   61500          Sole             Sole      0    0
Northrop Grumman               Com              666807102       58     600          Sole             Sole      0    0
Ocean Energy Inc Tex (New)     Com              67481e106      100    5000          Sole             Sole      0    0
Oracle Corp                    Com              68389X105      750   69400          Sole             Sole      0    0
Pennsylvania Power & Light     Com              69351t106       69    2000          Sole             Sole      0    0
PeopleSoft Inc.                Com              712713106       33    1800          Sole             Sole      0    0
Pfizer Inc.                    Com              717081103     1900   62165          Sole             Sole      0    0
Pharmaceutical Prod Dev        Com              717124101       59    2000          Sole             Sole      0    0
Pinnacle West Cap Corp         Com              71713u10       218    6400          Sole             Sole      0    0
Qualcomm Inc.                  Com              742718109       40    1100          Sole             Sole      0    0
Raymond James Financial        Com              754730109       53    1800          Sole             Sole      0    0
Raytheon Co. Cl A              Com              755111309      154    5000          Sole             Sole      0    0
Regions Financial Corp         Com              758940100      211    6331          Sole             Sole      0    0
Ross Stores Inc                Com              778296103     1187   28000          Sole             Sole      0    0
Royal Dutch Shell              Com              780857804      268    6080          Sole             Sole      0    0
Royce Focus Trust Inc          Com              78080N108      133   24000          Sole             Sole      0    0
Royce Value Trust Inc          Com              780910105     1313   99100          Sole             Sole      0    0
S & P 500 Spiders              Com              78462F103      353    4000          Sole             Sole      0    0
S&P MidCap Dep Receipts        Com              595635103       13     160          Sole             Sole      0    0
SBC Communications             Com              78387G103      687   25350          Sole             Sole      0    0
SLM Corporation                Com              78442P106      322    3100          Sole             Sole      0    0
Schering-Plough                Com              806605101      537   24200          Sole             Sole      0    0
Schlumberger Ltd.              Com              806857108     1292   30700          Sole             Sole      0    0
Scientific Atlanta Inc.        Com              808655104      113    9500          Sole             Sole      0    0
Scientific Games Corp Cl A     Com              80874p09        39    5400          Sole             Sole      0    0
Shurgard Storage Centers       Com              82567D104      110    3500          Sole             Sole      0    0
Siebel Systems Inc.            Com              826170102      120   16000          Sole             Sole      0    0
Simpson Manufacturing Co       Com              829073105      197    6000          Sole             Sole      0    0
Southern Co.                   Com              842587107     1201   42300          Sole             Sole      0    0
St. Joe Corp.                  Com              790148100       84    2800          Sole             Sole      0    0
Stanton Island Corp            Com              857550107       30    1500          Sole             Sole      0    0
Sun Bancorp, Inc.              Com              86663b102       72    5400          Sole             Sole      0    0
Sun Microsystems               Com              866810104      333  107200          Sole             Sole      0    0
Teco Energy                    Com              872375100     1705  110200          Sole             Sole      0    0
Templeton Dragon Fund          Com              88018T101      529   59300          Sole             Sole      0    0
Travelers P & C Cl A           Com              89420G109        2     108          Sole             Sole      0    0
Travelers P & C Cl B           Com              902124106        6     398          Sole             Sole      0    0
Tyco Intl Ltd New Com          Com              902124106      125    7300          Sole             Sole      0    0
Unisys                         Com              909214108      782   79000          Sole             Sole      0    0
Unumprovident Corp Com         Com              91529y106      596   34000          Sole             Sole      0    0
Velocity HIS, Inc.             Com              917488108        0     600          Sole             Sole      0    0
Verizon Communications         Com              92343v10      2691   69450          Sole             Sole      0    0
Vishay Intertechnology         Com              928298108       22    2000          Sole             Sole      0    0
Vodaphone Group PLC            Com              92857t107       45    2500          Sole             Sole      0    0
Wal-Mart Stores Inc.           Com              931142103      253    5000          Sole             Sole      0    0
Walt Disney Co.                Com              254687106     1807  110800          Sole             Sole      0    0
Washington Mututal, Inc.       Com              939322103     6428  186150          Sole             Sole      0    0
Washington Real Estate Inv Tr  Com              939653101       51    2000          Sole             Sole      0    0
Waste Management Inc           Com              94106l109     1799   78500          Sole             Sole      0    0
Wells Fargo Co.                Com              949746101      117    2500          Sole             Sole      0    0
Wyeth                          Com              983024100       82    2200          Sole             Sole      0    0
Wyndam International Inc       Com              983101106        2   10000          Sole             Sole      0    0
Xerox Corporation              Com              984121103       60    7500          Sole             Sole      0    0
iShares GS $ InvesTop          Com              464287242      110    1000          Sole             Sole      0    0
Corporate Bond Fund
iShares S&P 100 Index ETF      Com              464287101       13     300          Sole             Sole      0    0
New Plan Excel Realty 8.625    Pref             648053502      315   12500          Sole             Sole      0    0
Pref B
Innkeepers USA Trust 8.625%    Conv             4576j0302     1728   71400          Sole             Sole      0    0
Ser A Conv
Great Lakes REIT Pref A 9.75%  Pref             390752202      156    6000          Sole             Sole      0    0
Oxy Capital Tr I               Pref             692070204      323   12700          Sole             Sole      0    0
Blackrock Calif. Muni Fund     Com              09247U107      115    8300          Sole             Sole      0    0
Hyperion Term 2005             Com              448918102     4746  479929          Sole             Sole      0    0
ING Prime Rate Trust           Com              44977W106     2963  485800          Sole             Sole      0    0
Pimco Commercial Mortgage      Com              693388100     2548  177900          Sole             Sole      0    0
Pimco Strategic Global Govt FD Com              72200X104     4481  375639          Sole             Sole      0    0
TCW/DW Term 2003               Com              87234u108     1398  128500          Sole             Sole      0    0